OTHER INCOME (EXPENSE)	12 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE)

15. OTHER INCOME (EXPENSE)

During the fiscal year ended June 30, 2024, we incurred interest expense on a convertible note and interest expense on the beneficial conversion feature of $47,565, a loss of $22,145 on an asset from a write off of software which was never put into service and other income of $192.

During the fiscal year ended June 30, 2023 we incurred other income of $612.